Lease right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Lease Right-of-use Assets And Lease Liabilities
Schedule of Operating Right of use Assets and Operating Lease Liabilities

Operating right-of- use assets are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$836,697	$1,541,390
Less accumulated amortization	(278,899)	(935,596)
Right-of-use, net	$557,798	$605,794

Operating lease liabilities are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$580,353	$685,077

Less: current portion	278,432	212,062
Long term portion	$301,921	$473,015

Schedule of Maturity of Operating Lease Liabilities
June 30, 2024
Year ending June 30, 2025	$301,127
Year ending June 30, 2026	310,160
Total future minimum lease payments	611,287
Less imputed interest	(30,934)
PV of Payments	$580,353